Acquisition of Anivia Limited and Subsidiaries and Variable Interest Entity	9 Months Ended
Mar. 31, 2024
Acquisition Of Anivia Limited And Subsidiaries And Variable Interest Entity
Acquisition of Anivia Limited and Subsidiaries and Variable Interest Entity

Note 4 - Acquisition of Anivia Limited and Subsidiaries and Variable Interest Entity

On February 15, 2022, the Company acquired 100% of the ordinary shares of Anivia Limited (“Anivia”), a corporation organized under the laws of the British Virgin Islands (“BVI”), in accordance with the terms of a share transfer framework agreement (the “Transfer Agreement”), dated February 15, 2022, by and between the Company, White Cherry Limited, a BVI company (“White Cherry”), White Cherry’s equity holders, Li Zanyu and Xie Jing (together with White Cherry, the “Sellers”), Anivia, Fly Elephant Limited, a Hong Kong company, Dayourenzai (Shenzhen) Technology Co., Ltd. and Daheshou (Shenzhen) Information Technology Co., Ltd. Anivia owns 100% of the equity of Fly Elephant Limited, which in turn owns 100% of the equity of Dayourenzai (Shenzhen) Technology Co., Ltd., a corporation located in the People’s Republic of China (“PRC”) and which is a wholly foreign-owned enterprise (“WFOE”) of Fly Elephant Limited. The WFOE controls, through contractual arrangements summarized below, the business, revenues and profits of Daheshou (Shenzhen) Information Technology Co., Ltd., a company organized under the Laws of the PRC (“DHS”) and located in Shenzhen, China.

The contractual arrangements between the WFOE and DHS are established through a variable interest operating entity structure, which is reflected in (i) an exclusive business cooperation agreement, dated December 15, 2021, between the WFOE and DHS, (ii) an exclusive equity interest pledge agreement, dated December 15, 2021, between the WFOE and DHS in which the equity of DHS was pledged to the WFOE, (iii) an exclusive option agreement, dated December 15, 2021, between the WFOE, DHS and its equity holders, Li Zanyu and Xie Jing (the “Equity Holders), pursuant to which the Equity Holders give the WFOE the irrevocable and exclusive right to purchase the equity interests in DHS, and (iii) a power of attorney, dated December 15, 2021, pursuant to which Li Zanyu and Xie Jing, the holders of 100% of the equity interest of DHS, granted the WFOE all voting and other rights to their equity interest in DHS. According to the exclusive business cooperation agreement, in consideration for the services provided by the WFOE, DHS shall pay a service fee to the WFOE on annual basis (or at any time agreed by the Parties). The service fees for each year (or for any other period agreed to by the Parties) consist of a management fee and a fee for services provided, as reasonably determined by the WFOE based on the nature, complexity, time, and other market and operation factors. The WFOE may provide a separate confirmation letter and/or invoice to DHS to indicate the amount of service fees due for each service period; or the amount of services fees may be as set forth in the relevant contracts separately executed by the Parties. DHS is principally engaged in selling a wide range of products and providing logistics services in the PRC.

Pursuant to the terms of the Agreements, the Company does not have direct ownership in DHS but is actively involved in DHS’s operations as the sole manager to direct the activities and significantly impact DHS’s economic performance. As such, based on the determination that the Company is the primary beneficiary of DHS, in accordance with ASC 810-10-25-38A through 25-38J, DHS is considered a variable interest entity (“VIE”) of the Company and the financial statements of DHS have been consolidated from the date such control existed, February 15, 2022.

Total fair value of the consideration for the transaction was $10,629,000, which was paid to White Cherry as follows: at closing, the Company (i) paid $3,500,000 in the form of a two-year unsecured 6% subordinated promissory note, payable in equal semi-annual installments commencing August 15, 2022 (the “Purchase Note”), (ii) issued 3,083,700 restricted shares of the Company’s common stock, which shares were subject to a lock-up period of 180 days and remain subject to insider trading rules, and (iii) an additional $1,500,000 in cash which was to be paid after closing.

JP Morgan Chase Bank, the Company’s senior secured lender (“JPM”), consented to the transaction. In conjunction with obtaining JPM’s consent, the Company delivered an amendment to the pledge and security agreement with JPM, pursuant to which the Company pledged to JPM 65% of the equity interest of Anivia, Fly Elephant Limited and the WFOE.

On October 7, 2022, in conjunction with the Company’s entry into the Second Amendment to the Credit Agreement, the Company’s promissory note holder, White Cherry, entered into an amendment (the “Amendment”) to the subordination agreement, originally dated March 9, 2022 (the “Subordination Agreement”). The Amendment to the Subordination Agreement was amended solely for purposes of adjusting the definition of payment conditions under Section 2 of the Subordination Agreement such that “payment conditions” thereafter were to be deemed satisfied in connection with a permitted payment if (a) no event of default has occurred under the credit agreement and is continuing and (b) the Company has Excess Availability in the 30 days prior to the payment (as defined in the Second Amendment to the Credit Agreement) of no less than $7,500,000.

In addition, in conjunction with the closing of the transaction, the WFOE entered into an employment agreement with Li Zanyu, dated February 15, 2022 (the “Employment Agreement”), pursuant to which Mr. Li was appointed to serve as general manager of the WFOE for a term of 10 years (through February 14, 2032), with annual base compensation of up to 500,000 RMB plus bonus as may be determined by the WFOE from time to time, in its sole discretion, based on Mr. Li’s performance. During his term of employment, Mr. Li may not engage in other employment without the consent of the WFOE.

The acquisition of Anivia was accounted for as a business combination under ASC 805. As the acquirer for accounting purposes, the Company has estimated the fair value of Anivia and its subsidiaries’ assets acquired and conformed the accounting policies of Anivia to its own accounting policies. The Company applied the income approach and cost approach in determining the fair value of the intangible assets, which intangible assets consisted of a covenant not to compete, supplier relationship and software. The fair value of the remaining assets acquired and liabilities assumed were not significantly different from their carrying values at the acquisition date. In addition, pursuant to the Transfer Agreement, the Sellers made certain representations and warranties, including that other than the items presented on the balance sheet on February 15, 2022, DHS, the operating VIE, was not subject to any loans, debts, liabilities, guarantees or other contingent liabilities at the Closing date. In the event of any breach of any of the representations and warranties, the sellers will bear joint and several liability for any direct or indirect losses suffered by the Company as a result thereof. The Company recognized approximately $6.1 million of goodwill in the transaction, which is primarily due to the subsumed assembled workforce intangible assets. Goodwill is not deductible for income tax purposes. The Company expensed with the acquisition certain legal and accounting costs of $54,702 as general and administration expenses and $50,000 paid to JPM as financing fees.

The following information summarizes the purchase consideration and allocation of the fair values assigned to the assets at the purchase date, February 15, 2022:

Fair Value of Purchase Price:
Cash	$1,500,000
Promissory note issued	3,600,627
Common stock issued	5,528,373
Total purchase consideration	$10,629,000

Purchase Price Allocation:
Covenant not to compete	$3,459,120
Supplier relationship	1,179,246
Software	534,591
Current assets	1,784,113
Property and equipment	46,548
Rent deposit	52,707
ROU asset	234,578
Goodwill	6,094,144
Deferred tax liabilities	(1,389,113)
Current liabilities	(1,143,076)
Lease liability	(223,858)
Total purchase consideration	$10,629,000

In October 2022, the $1.5 million cash portion of the consideration, which was presented as investment payable, was fully paid off.

The results of operations of Anivia since February 16, 2022 have been included in the Company's consolidated financial statements.